HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Investment properties	$8,037	$481
Property, plant and equipment	1,749	—
Equity accounted investments	—	102
Accounts receivables and other assets	724	5
Assets held for sale	10,510	588
Debt obligations	3,006	380
Accounts payable and other liabilities	76	16
Liabilities associated with assets held for sale	$3,082	$396

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning of year	$588	$387
Reclassification to/(from) assets held for sale, net	12,561	2,381
Disposals	(2,610)	(2,222)
Fair value adjustments	—	9
Foreign currency translation	(57)	20
Other	28	13
Assets held for sale	$10,510	$588